Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Business Combination Segment Allocation

		2022	2021
Jupiter Wellness	Revenue	$91,329	$145,791
	Cost of Sales	59,745	136,132
	Gross Profit (Loss)	$31,584	$9,659

SRM Entertainment	Revenue	$5,199,807	$1,186,071
	Cost of Sales	4,195,629	987,002
	Gross Profit (Loss)	$1,004,178	$199,069	*

Combined	Revenue	$5,291,136	$1,331,862
	Cost of Sales	4,255,374	1,123,134
	Gross Profit (Loss)	$1,035,762	$208,728

		2021	2020
Jupiter Wellness	Revenue	$183,142	$834,812
	Cost of Sales	203,089	477,559
	Gross Profit (Loss)	$(19,947)	$357,253

SRM Entertainment	Revenue	$2,693,131	$230,853	*
	Cost of Sales	2,137,699	147,011	*
	Gross Profit (Loss)	$555,432	$83,842	*

Combined	Revenue	$2,876,273	$1,065,665
	Cost of Sales	2,340,788	624,570
	Gross Profit (Loss)	$535,485	$441,095

*	Amounts for SRM are from the date of acquisition (November 30, 2020) to December 31, 2020